6181\001\EROBERTS\1449344.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: __; Amendment Number:    ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vantis Capital Management LLC
Address:  1161 Virginia Road
          San Marino, CA  91108

Form 13F File Number:    28-10604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Bzura
Title:    Managing Director and Chief Financial Officer
Phone:    310-459-2138

Signature, Place and Date of Signing:


Andrew Bzura                  San Marino, CA      August 14, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      23,288 x 1,000


List of Other Included Managers:

None

NAME OF ISSUER          TITLE   CUSIP      VALUE    SHARES     SH/  INV.   OTHER  VOTING AUTH
                        OF                 X1000               PRN  DISC   MGR
                        CLASS                                       .
                                                                                  SOLE   SHR    NONE
ACTIVISION INC COM STK  COMMO  004930202   1307     70000      SH   SOLE          70000
                        N
BEA SYS INC COM STK     COMMO  073325102   1164     85000      SH   SOLE          85000
                        N
BJ SVCS CO COM STK      COMMO  055482103   995      35000      SH   SOLE          35000
                        N
CASTLEPOINT HOLDINGS    COMMO  G19522112   367      25000      SH   SOLE          25000
LTD COM                 N
CISCO SYSTEMS INC COM   COMMO  17275R102   1671     60000      SH   SOLE          60000
STK                     N
COCA COLA CO COM STK    COMMO  191216100   2616     50000      SH   SOLE          50000
                        N
ENERNOC INC             COMMO  292764107   953      25000      SH   SOLE          25000
                        N
GENERAL MOTORS CORP OM  COMMO  370442105   945      25000      SH   SOLE          25000
STK                     N
GOLDMAN SACHS GROUP INC COMMO  38141G104   2168     10000      SH   SOLE          10000
MEDIUM                  N
ISHARES INC MSCI JAPAN  INTL   464286848   726      50000      SH   SOLE          50000
INDEX                   ETF'S
                        - US
MACYS INC COM STK       COMMO  55616P104   2387     60000      SH   SOLE          60000
                        N
MARVELL TECHNOLOGY      COMMO  G5876H105   2094     115000     SH   SOLE          11500
GROUP LTD               N                                                         0
MONSTER WORLDWIDE INC   COMMO  611742107   1439     35000      SH   SOLE          35000
COM                     N
SUN MICROSYSTEMS INC    COMMO  866810104   658      125000     SH   SOLE          12500
COM STK                 N                                                         0
TIFFANY & CO COM STK    COMMO  886547108   2388     45000      SH   SOLE          45000
                        N
VERIFONE HLDGS INC COM  COMMO  92342Y109   1410     40000      SH   SOLE          40000
STK                     N

